Pay vs Performance Disclosure Unit_pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the four years in the period ended December 31, 2023. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2023, 2022, 2021 and 2020:

Year	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (1) (2)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (In Millions)	Adjusted EBITDA (in Millions)
							TSR	Peer Group TSR (3)

(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2023	N/A	N/A	$14,191,630	$28,563,134	$4,581,109	$8,656,712	$234.84	$167.99	$1,579.3	$3,530.0

2022	N/A	N/A	$15,202,542	$39,196,628	$4,719,589	$11,823,921	$194.07	$140.99	$1,531.4	$2,901.1

2021	N/A	N/A	$14,691,940	$40,278,218	$4,364,561	$12,154,312	$135.07	$108.82	$422.1	$2,052.0

2020	$11,213,260	$3,897,160	$12,102,596	$7,050,069	$3,598,338	$1,236,586	$67.48	$75.04	$(1,325.1)	$1,636.6

(1)
The first and second PEOs reflected in columns (b) and (c) represent Joe Bob Perkins and Matthew J. Meloy, respectively. Both men served as our PEO during periods of the 2020 year. The non-PEO
NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro.

(2)
The Company deducted from and added to the Summary Compensation Table total compensation as disclosed in the tables below to calculate compensation actually paid in accordance with Item 402(v) of Regulation
S-K,
as disclosed in columns (c) and (e) for the PEO and
Non-PEO
NEOs in 2023. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

(3)
The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form
10-K.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The first and second PEOs reflected in columns (b) and (c) represent Joe Bob Perkins and Matthew J. Meloy, respectively. Both men served as our PEO during periods of the 2020 year. The non-PEO
	NEOs reflected in columns (d) and (e) for each of 2020, 2021, 2022 and 2023 are as follows: Jennifer R. Kneale, Patrick J. McDonie, D. Scott Pryor and Robert M. Muraro.
Peer Group Issuers, Footnote	The peer group that we have used for purposes of this Pay Versus Performance section is the Alerian US Midstream Energy Index, which is the same index that we use for our stock performance graph each year within our Annual Report on Form
10-K.

Adjustment To PEO Compensation, Footnote

2023

Second PEO Summary Compensation Table Totals	$14,191,630

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(10,864,516)

Fair value at year end of equity awards granted during the year	13,580,645

Fair value of equity awards granted and vested during the year	-

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	9,543,756

Change in fair value of equity awards granted in prior years that vested during the year	571,584

Equity awards granted in prior years that were forfeited during the year	-

Dividends or other earnings paid on equity awards during the year	1,540,032

Total Equity Award Related Adjustments	14,371,504

Compensation Actually Paid Totals	$28,563,134

Non-PEO NEO Average Total Compensation Amount	$ 4,581,109	$ 4,719,589	$ 4,364,561	$ 3,598,338
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,656,712	11,823,921	12,154,312	1,236,586
Adjustment to Non-PEO NEO Compensation Footnote

2023

Non-PEO NEOs Summary Compensation Table Totals	$4,581,109

Add (Subtract):

Fair value of equity awards granted during the year from the Summary Compensation Table	(3,051,779)

Fair value at year end of equity awards granted during the year	3,814,723

Fair value of equity awards granted and vested during the year	-

Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	2,573,840

Change in fair value of equity awards granted in prior years that vested during the year	151,447

Equity awards granted in prior years that were forfeited during the year	-

Dividends or other earnings paid on equity awards during the year	587,372

Total Equity Award Related Adjustments	4,075,603

Average Compensation Actually Paid Totals	$8,656,712

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Performance Measures for Fiscal Year 2023
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2023 as further described in our CD&A.

Most Important Financial Performance Measures

Adjusted EBITDA

Distributable Cash Flow per Share

Relative TSR

Total Shareholder Return Amount	$ 234.84	194.07	135.07	67.48
Peer Group Total Shareholder Return Amount	167.99	140.99	108.82	75.04
Net Income (Loss)	$ 1,579,300,000	$ 1,531,400,000	$ 422,100,000	$ (1,325,100,000)
Company Selected Measure Amount	3,530.0	2,901.1	2,052.0	1,636.6
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Distributable Cash Flow per Share
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Joe Bob Perkins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 11,213,260
PEO Actually Paid Compensation Amount				$ 3,897,160
PEO Name				Joe Bob Perkins
Matthew J. Meloy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 14,191,630	$ 15,202,542	$ 14,691,940	$ 12,102,596
PEO Actually Paid Compensation Amount	$ 28,563,134	$ 39,196,628	$ 40,278,218	$ 7,050,069
PEO Name	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy	Matthew J. Meloy
PEO | Matthew J. Meloy [Member] | Fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,864,516)
PEO | Matthew J. Meloy [Member] | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,580,645
PEO | Matthew J. Meloy [Member] | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,543,756
PEO | Matthew J. Meloy [Member] | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,584
PEO | Matthew J. Meloy [Member] | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,032
PEO | Matthew J. Meloy [Member] | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,371,504
Non-PEO NEO | Fair value of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,051,779)
Non-PEO NEO | Fair value at year end of equity awards granted during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,814,723
Non-PEO NEO | Change in fair value of equity awards granted in prior years that were unvested as of the end of the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,573,840
Non-PEO NEO | Change in fair value of equity awards granted in prior years that vested during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	151,447
Non-PEO NEO | Dividends or other earnings paid on equity awards during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	587,372
Non-PEO NEO | Total Equity Award Related Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 4,075,603